Contingencies and Commitments (Details) - CLP ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contingencies and Commitments (Details) [Line Items]
Estimated financial effect of contingent liabilities	$ 1,307,692	$ 1,351,997
Integral bank policy of coverage of Official Loyalty	Banco Santander-Chile has an integral bank policy of coverage of Official Loyalty N°5077934 in force with the company Compañía de Seguros Chilena Consolidada S.A., coverage for USD50,000,000 per claim with an annual limit of USD100,000,000, which covers both the Bank and its subsidiaries, with an expiration date of June 30, 2022.
Banchile Corredores De Bolsa S.a [Member]
Contingencies and Commitments (Details) [Line Items]
Number of shares in santiago stock exchange pledged	1,395
Number of shares in santiago stock exchange pledged		1,024